Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Use of Estimates

Use of Estimates

The Company’s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue and expenses and the disclosure of contingent assets and liabilities in the financial statements accompanying notes. Significant estimates in the Company’s financial statements relate to clinical trial accruals, the valuation of equity awards and the development period used for license revenue recognition. Estimates are periodically reviewed in light of changes in circumstances, facts and experience. Actual results may differ from these estimates under different assumptions or conditions.

Cash, Cash Equivalents and Marketable Securities

Cash, Cash Equivalents and Marketable Securities

Cash consists of the balance in a readily available checking account. Cash equivalents consist of money market funds, corporate debt securities and certificates of deposit with remaining maturities of three months or less at the time of purchase, and are considered highly liquid investments. Marketable securities consist of corporate debt securities, commercial paper, U.S. treasury securities and asset-backed securities that have original maturities greater than three months at the time of purchase.

The Company classifies its investments as available-for-sale and records such assets at fair value in the balance sheet, with unrealized gains and losses, if any, reported in stockholders’ equity. Realized gains and losses are calculated on the specific identification method and recorded to interest income.

A decline in the market value of any marketable security below cost that is determined to be other-than-temporary results in a revaluation of its carrying amount to fair value and a new cost basis for the security. Impairment losses are recognized in other expense in the statement of operations.

Concentration of Credit Risk and Off-Balance Sheet Risk

Concentration of Credit Risk and Off-Balance Sheet Risk

Financial instruments that potentially subject the Company to significant concentration of credit risk consist primarily of cash equivalents and marketable securities. The Company’s investment policy includes guidelines for the quality of the related institutions and financial instruments, and defines allowable investments that the Company may invest in, which the Company believes minimizes the exposure to concentration of credit risk.

Prepaid Expenses and Other Current Assets

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets primarily represent amounts related to insurance, clinical trial and manufacturing agreements, and investment interest receivable.

Property and Equipment

Property and Equipment

Property and equipment is stated at cost and depreciated over the estimated useful lives of the assets (three to five years) using the straight-line method. Leasehold improvements are depreciated using the straight-line method over the lesser of the remaining lease term or an estimated useful life .

Costs of major additions and betterments are capitalized and depreciated on a straight-line basis over their useful lives. Repairs and maintenance costs are expensed as incurred. Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation are removed from the accounts, and any resulting gain or loss is credited or charged to expense.

Deferred Equity Issuance Costs

Deferred Equity Issuance Costs

Specific incremental costs directly attributable to an offering of securities are deferred and charged against the gross proceeds of the offering through additional paid-in capital.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets consist of property and equipment. An impairment loss is recorded if and when events and circumstances indicate that assets might be impaired and the undiscounted cash flows estimated to be generated by those assets are less than the carrying amount of those assets. No impairment loss has been recognized for the years ended December 31, 2019 and 2018.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company’s financial instruments consist principally of cash, cash equivalents, marketable securities, prepaid expenses, other current assets, accounts payable and notes payable. The carrying amounts of these financial instruments approximate the related fair values due to the short-term maturities of these instruments.

The authoritative accounting guidance defines fair value, establishes a consistent framework for measuring fair value and expands disclosure for each major asset and liability category measured at fair value on either a recurring or nonrecurring basis. Fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, the authoritative accounting guidance establishes a three-tier fair value hierarchy that prioritizes the inputs used in measuring fair value as follows:

Level 1:Observable inputs such as quoted prices in active markets;

Level 2:Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; and

Level 3:Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Clinical Trial Accruals

Clinical Trial Accruals

Expenses related to clinical studies are based on estimates of the services received and efforts expended pursuant to the Company’s contract arrangements. The financial terms of these agreements are subject to negotiation, vary from contract to contract and may result in uneven payment flows. There may be instances in which payments made to the Company’s service providers will temporarily exceed the level of services provided and result in a prepayment of the clinical expense. Payments under some of these contracts depend on factors such as the successful enrollment of patients, site initiation and the completion of clinical milestones. The Company makes estimates of its accrued expenses as of each balance sheet date in its financial statements based on facts and circumstances known at that time. In accruing service fees, the Company estimates the time period over which services will be performed and the level of effort to be expended in each period. If the actual timing of the performance of services or the level of effort varies from its estimate, the Company adjusts the accrual or prepaid expense balance accordingly. Historically, the Company’s estimated accrued liabilities have materially approximated actual expense incurred.

Revenue Recognition

Revenue Recognition

Revenue generally consists of license revenue with upfront payments and development milestones considered probable of achievement.

Revenue is recognized when control of the promised goods or services is transferred to the Company’s customers in an amount that reflects the consideration the Company expects to receive from its customers in exchange for those goods and services. This process involves identifying the contract with a customer, determining the performance obligations in the contract, determining the transaction price, allocating the contract price to the distinct performance obligations in the contract, and recognizing revenue when or as the Company satisfies the performance obligation(s).

At contract inception, the Company assesses the goods and services promised within each contract and assesses whether each promised good or service is distinct and determines that those are performance obligations. A performance obligation is considered distinct from other obligations in a contract when it provides a benefit to the customer either on its own or together with other resources that are readily available to the customer and is separately identified in the contract. The Company considers factors such as the research, manufacturing and commercialization capabilities of the collaboration partner and the availability of the associated expertise in the general marketplace. The Company considers a performance obligation satisfied once the Company has transferred control of a good or service to the customer, meaning the customer has the ability to use and obtain the benefit of the good or service. The Company recognizes revenue for satisfied performance obligations only when the Company determines there are no uncertainties regarding payment terms or transfer of control.

Collaborative Arrangements

The Company enters into collaborative arrangements with partners that may include payment to the Company of one or more of the following: (i) license fees; (ii) payments related to the achievement of developmental, regulatory, or commercial milestones; and (iii) royalties on net sales of licensed products.  Where a portion of non‑refundable upfront fees or other payments received are allocated to continuing performance obligations under the terms of a collaborative arrangement, they are recorded as contract liabilities and recognized as revenue when (or as) the underlying performance obligation is satisfied.

As part of the accounting for these arrangements, the Company must develop estimates and assumptions that require judgment to determine the underlying stand-alone selling price for each performance obligation which determines how the transaction price is allocated among the performance obligation(s). The stand-alone selling price may include items such as forecasted revenues, development timelines, discount rates, and probabilities of technical and regulatory success. The Company evaluates each performance obligation to determine if it can be satisfied at a point in time or over time. In addition, variable consideration must be evaluated to determine if it is constrained and, therefore, excluded from the transaction price.

License Fees

If a license to the Company’s intellectual property is determined to be distinct from the other performance obligations identified in the arrangement, the Company recognizes revenues from non-refundable, upfront fees allocated to the license when the license is transferred to the licensee and the licensee is able to use and benefit from the license. For licenses that are bundled with other promises, the Company utilizes judgment to assess the nature of the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time and, if over time, the appropriate method of measuring progress for purposes of recognizing revenue. The Company evaluates the measure of progress each reporting period and, if necessary, adjusts the measure of performance and related revenue recognition. Any such adjustments are recorded on a cumulative catch-up basis, which would affect license, collaboration or other revenues and earnings in the period of adjustment.

Milestone Payments

At the inception of each arrangement that includes milestone payments (variable consideration), the Company evaluates whether the milestones are considered probable of being reached and estimates the amount to be included in the transaction price. If it is probable that a milestone event would occur at the inception of the arrangement, the associated milestone value is included in the transaction price. Milestone payments that are not within the Company’s control, such as regulatory approvals, are generally not considered probable of being achieved until those approvals are received. The transaction price is then allocated to each performance obligation on a relative stand-alone selling price basis, for which the Company recognizes revenue as or when the performance obligations under the contract are satisfied. At the end of each reporting period, the Company evaluates the probability of achievement of such milestones and any related constraint(s), and if necessary, may adjust the Company’s estimate of the overall transaction price. Any such adjustments are recorded on a cumulative catch-up basis, which would affect license, collaboration or other revenues and earnings in the period of adjustment.

Royalties

For arrangements that include sales-based royalties, including milestone payments based on the level of sales, and for which the license is deemed to be the predominant item to which the royalties relate, the Company recognizes revenue at the later of (i) when the related sales occur, or (ii) when the performance obligation to which some or all of the royalty has been allocated has been satisfied (or partially satisfied). To date, the Company has not recognized any royalty revenue resulting from its collaborative arrangements.

Research and Development Costs

Research and Development Costs

Research and development expenses consist primarily of salaries and other personnel related expenses including non-cash stock-based compensation costs, preclinical costs, clinical trial costs, costs related to acquiring and manufacturing clinical trial materials, contract services, facilities costs, overhead costs, and depreciation. All research and development costs are expensed as incurred.

Patent Costs

Patent Costs

Costs related to filing and pursuing patent applications are recorded as general and administrative expense and expensed as incurred because recoverability of such expenditures is uncertain.

Grant Funding

Grant Funding

The Company receives certain research and development funding through grants from nonprofit organizations that serve the brain cancer community. The Company evaluates the terms of each grant to assess the Company’s obligations, and such funding is recognized in the statement of operations as a reduction to research and development expense as the related costs are incurred to meet those obligations over the grant period. Certain grants contain repayment provisions contingent on future events, such as future revenue milestones related to the Company’s lead product candidate under development. For each repayment provision, the Company assesses if it is obligated to repay the funds provided by the other parties regardless of the outcome of the funded research and development. For each arrangement, the Company also reviews the repayment provisions to determine the likelihood of repayment at the execution of each grant and on an ongoing basis. If the likelihood of repayment of a grant is determined to be remote and the Company is not obligated to repay the funds regardless of the outcome of the funded research and development, the grant is recognized as a reduction to research and development expense as related costs are incurred over the grant period. The Company subsequently reviews the repayment provisions of each grant at each reporting date and will record a related grant repayment liability if and when such repayment obligation is determined to be probable. If, at the execution of a grant with repayment provisions, the probability of repayment is probable, the Company will record the grant as a liability until such time as the grant requirements have been satisfied and the repayment provisions have lapsed.

Debt Issuance Costs

Debt Issuance Costs

Debt issuance costs incurred to obtain debt financing are deferred and are amortized over the term of the debt using the effective interest method. The costs are recorded as a reduction to the carrying value of the debt and the amortization expense is included in interest expense in the statement of operations.

Warrants for Shares of Common Stock

Warrants for Shares of Common Stock

The Company accounts for warrants for shares of common stock as equity instruments in the accompanying balance sheets at their fair value on the date of issuance because such warrants are indexed to the Company’s common stock and no cash settlement is required except for (i) liquidation of the Company, or (ii) a change in control in which the common stockholders also receive cash.

Income Taxes

Income Taxes

The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The Company provides a valuation allowance against net deferred tax assets unless, based upon the available evidence, it is more likely than not that the deferred tax assets will be realized.

The Company records uncertain tax positions on the basis of a two-step process whereby (i) management determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (ii) for those tax positions that meet the more likely-than-not recognition threshold, management recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. The Company will recognize interest and penalties in income tax expense if and when incurred.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

All components of comprehensive income (loss) are reported in the financial statements in the period in which they are recognized. Other comprehensive income (loss) is defined as the change in equity during a period from transactions and other events and circumstances from non-owner sources, including unrealized gains and losses on investments. The Company’s only component of other comprehensive loss is unrealized gains (losses) on investments. Comprehensive gains (losses) have been reflected in the statements of operations and comprehensive loss for all periods presented.

Stock-Based Compensation

Stock-Based Compensation

Stock-based compensation expense represents the cost of the grant date fair value of stock awards, including stock options, and stock purchase rights granted to employees and members of the Company’s board of directors. For awards with time-based vesting provisions, the Company estimates the fair value of stock options on the date of grant using the Black-Scholes option pricing model and recognizes the expense over the requisite service period of the awards, which is generally the vesting period, on a straight-line basis. For awards with performance-based vesting provisions, the Company estimates the fair value of stock option grants on the date of grant, or the date when all of the terms of the grant have been agreed to, if later, and recognizes the expense based on the probability of the occurrence of the individual milestones at each reporting period. The expense is recognized over the implicit service period that commences once management believes the performance criteria are probable of being met.  For purchase rights, the Company estimates the fair value of the purchase as of the plan enrollment date and recognizes expense on a straight-line basis over the applicable offering period.  The Company accounts for forfeitures when they occur, and reverses any compensation cost previously recognized for awards for which the requisite service has not been completed, in the period that the award is forfeited.

Net Loss Per Share

Net Loss Per Share

Basic and diluted net loss per common share for the periods presented is computed by dividing net loss by the weighted-average number of common shares outstanding during the respective periods, without consideration of common stock equivalents as they are anti-dilutive. Common stock equivalents that could potentially dilute earnings in the future are comprised of shares issuable upon the conversion of options to purchase shares of common stock outstanding under the Company’s equity incentive plan and warrants for the purchase of shares of common. For all periods presented, there is no difference in the number of shares used to calculate basic and diluted shares outstanding due to the Company’s net loss position.

Common stock equivalents from potentially dilutive securities that are not included in the calculation of diluted net loss per share, because to do so would be anti-dilutive, are as follows:

	Years Ended December 31,
	2019	2018	2017
Common stock options	4,334,935	3,476,847	2,589,348
Common stock warrants	66,514	67,238	10,660
Total	4,401,449	3,544,085	2,600,008

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The new standard is aimed at making leasing activities more transparent and comparable. Under the new guidance, lessees are required to recognize substantially all leases on their balance sheet as a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis and a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. The Company adopted Topic 842 on January 1, 2019 using the modified retrospective approach with a cumulative-effect adjustment as of January 1, 2019. The Company recognized a right-of-use asset and a lease liability on the balance sheet for the discounted value of future lease payments from the date of adoption. The impact on the balance sheet as of the date of adoption was as follows (in thousands):

	ASC 840	ASC 842	Impact of
	January 1, 2019	January 1, 2019	Adoption
Balance Sheet
Accrued liabilities	$154	$645	$491
Deferred rent, net of current portion	2,201	—	(2,201)
Operating lease right-of-use asset	—	8,060	8,060
Operating lease liability, net of current portion	—	9,770	9,770

In June 2018, the FASB issued ASU 2018-07, Compensation- Stock Compensation (Topic 718), Improvements to Nonemployee Share-Based Payment Accounting. This new standard is intended to simplify aspects of share-based compensation issued to non-employees by aligning the accounting for share-based payment awards issued to employees and non-employees as it relates to the measurement date and impact of performance conditions. The new standard became effective January 1, 2019 and did not have a material impact to the overall financial statements of the Company.